Long-Term Investments (Details) - Schedule of long-term investment - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	$ 849,843	$ 842,070	$ 932,755
Equity Method Investments, net
Equity Method Investments, net	849,843	842,070	932,755
Braingenesis Biotechnology Co., Ltd. [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	7,235	7,169	7,941
Genepharm Biotech Corporation [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	22,089	21,887	24,244
BioHopeKing Corporation [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	820,519	813,014	900,570
BioFirst Corporation [Member]
Equity Method Investments, net
Equity Method Investments, net
Rgene Corporation [Member]
Equity Method Investments, net
Equity Method Investments, net